Restricted Net Asset Parent Only Financial Information (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Selling expenses	¥ 283,578	$ 41,245	¥ 528,166	¥ 630,873
General and administrative expenses	334,085	48,591	294,698	542,758
Research and development expenses	98,630	14,345	138,262	146,850
Total operating expenses	764,795	111,235	3,247,627	2,836,738
Foreign currency exchange gain (losses)	(44,639)	(6,492)	32,903	6,000
Other income	7,475	1,088	12,279	14,716
Loss before income taxes	(1,655,347)	(240,760)	(3,450,130)	(2,088,520)
Equity in losses of subsidiaries	186	27	(508)	(17,554)
Income tax expense	(921)	(134)	220	12,895
Foreign currency exchange translation adjustment, net of nil tax	(229,432)	(33,370)	164,518	(223,436)
Comprehensive loss	(1,851,353)	(269,268)	(3,143,785)	(2,332,329)
Yingli Green Energy Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Selling expenses	1,441	210	2,277	29,261
General and administrative expenses	5,140	748	26,405	13,087
Research and development expenses	0	0	0	0
Total operating expenses	6,581	958	28,682	42,348
Interest expense	(123)	(18)	(126)	(47)
Foreign currency exchange gain (losses)	6,235	907	(19,397)	4,792
Other income	422	62	426	421
Loss before income taxes	(47)	(7)	(47,779)	(37,182)
Equity in losses of subsidiaries	(1,613,234)	(234,635)	(3,270,249)	(2,060,472)
Income tax expense	0	0	0	0
Net loss	(1,613,281)	(234,642)	(3,318,028)	(2,097,654)
Foreign currency exchange translation adjustment, net of nil tax	(238,072)	(34,626)	174,243	(234,675)
Cash flow hedging derivatives, net of nil tax	0	0	0	0
Comprehensive loss	¥ (1,851,353)	$ (269,268)	¥ (3,143,785)	¥ (2,332,329)